PROPERTY AND EQUIPMENT, NET (Details) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Less: accumulated depreciation	$ (651,437)	$ (648,946)
Property and equipment, net	$ 26,592	48,131
Salvage value	3.00%
Depreciation expenses	$ 2,491	17,846
Leasehold improvements [Member]
Salvage value	3.00%
Useful life (years)	20 years
Vehicles [Member]
Property, Plant and Equipment, Gross	$ 463,425	477,034
Salvage value	3.00%
Useful life (years)	5 years
Office equipment [Member]
Property, Plant and Equipment, Gross	$ 190,763	196,365
Salvage value	3.00%
Useful life (years)	5 years
Electric equipment [Member]
Property, Plant and Equipment, Gross	$ 23,841	$ 23,678
Salvage value	3.00%
Useful life (years)	5 years